SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Narrative) (Details) - Sales Revenue Net [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
One channel partner [Member]
Segment Reporting Information [Line Items]
Revenue Percentage			12.00%
No Single Customer [Member]
Segment Reporting Information [Line Items]
Revenue Percentage	10.00%	10.00%